Long Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investment [Line Items]
Long term investments	$ 8,779		$ 9,351
iSoftStone Technologies Co., Ltd. | Equity Method Investments
Investment [Line Items]
Long term investments	36	[1]	32	[1]
Shenke | Equity Method Investments
Investment [Line Items]
Long term investments	10	[2]	41	[2]
Chengdu-Medical | Equity Method Investments
Investment [Line Items]
Long term investments	5,909	[3]	7,690	[3]
Dalian iCarnegie | Equity Method Investments
Investment [Line Items]
Long term investments	17	[4]	30	[4]
Wuxi IoT | Equity Method Investments
Investment [Line Items]
Long term investments			28	[5]
iSS-Foshan | Equity Method Investments
Investment [Line Items]
Long term investments	1,175	[6]
JT Information Services Company Limited | Equity Method Investments
Investment [Line Items]
Long term investments	102	[7]
Wuxi iCarnegie | Equity Method Investments
Investment [Line Items]
Long term investments		[8]		[8]
Dynomedia Inc | Cost-method Investments
Investment [Line Items]
Long term investments	$ 1,530	[9]	$ 1,530	[9]

[1]	In August 2006, iSoftStone Japan and other third party investors set up iSoftStone Technologies Co., Ltd., a Japan-based company providing IT outsourcing services to multinational financial institutions, with a total cash capital contribution of $100. iSoftStone Japan holds 32.25% interest in iSoftStone Technologies Co., Ltd., and accounts for the investment using equity method. The Group recognized share of loss in iSoftStone Technologies Co., Ltd. of $9, $3 and $14 during the years ended December 31, 2010, 2011 and 2012, respectively.
[2]	In June 2010, iSoftStone Tianjin invested $18 in Hubei Shenke Information Technology Company Limited ("Shenke") for a 20% equity interest with other three shareholders. In May 2011, the Group injected additional capital of $48 to Shenke. In August 2012, Shenke reduced its registered capital and one of the other three shareholders quitted from the company, and as a result the percentage of equity interest held by iSoftStone Tianjin increased to 23.08%. As the Group has the ability to exercise significant influence over the operating and financial decisions of Shenke, the Group has adopted the equity method to account for its investment in Shenke. The Group recognized share of loss in Shenke of $4, $21 and $31 during the year ended December 31, 2010, 2011and 2012, respectively.
[3]	In September 2011, iSoftStone WOFE and Chengdu Investment Holding Group Ltd., a government investment group, jointly established Chengdu Medicine & Health Network Management Company Limited ("Chengdu-Medical") in Chengdu to design, build, and operate a healthcare data exchange network. The Group invested $7,785 to hold 49% of the equity of Chengdu-Medical and accounts for the investment using equity method. In January 2012, the Group transferred 9.8% of its equity interest in Chengdu-Medical to an unrelated Chengdu company, for an exchange of certain intellectual property rights relating to cloud computing. After the completion of the exchange, the Group holds 39.2% equity interest in Chengdu-Medical. The Group recognized share of loss of $95 and $303 during the year ended December 31, 2011 and 2012, respectively.
[4]	In October 2011, iSoftStone Dalian invested $32 to hold 20% of equity interest in setting up Dalian iSoftStone iCarnegie Information Technology Company Limited ("Dalian iCarnegie") with other third party investors. The Group adopted equity method to account for the investment and recognized share of loss of $2 and $13 during the year ended December 31, 2011 and 2012, respectively.
[5]	In January 2011, iSoftStone Wuxi and other third party investors set up Wuxi iSoftStone IoT Innovation Application Technology Company Limited ("Wuxi IoT"), in which the Group invested $79 to hold 20% equity interest. As the Group has the ability to exercise significant influence over the operating and financial decisions, equity method is used to account for the investment. During the year ended December 31, 2011 and 2012, the Group recognized share of loss in Wuxi IoT of $51 and $28, respectively.
[6]	In September 2012, iSoftStone WOFE and another two third party investors established Guangdong IoT iSoftStone Information Technology Company Limited ("iSS-Foshan"). The Group invested $1,429 to hold 49% of the equity of iSS-Foshan. As the Group has the ability to exercise significant influence over the operating and financial decisions, equity method is used to account for the investment. During the year ended December 31 2012, the Group recognized share of loss in iSS-Foshan at $200.
[7]	In November 2012, iSoftStone HK invested $103 in JT Information Services Company Limited ("HK-JT") for a 46% equity interest. As the Group has the ability to exercise significant influence over the operating and financial decisions of HK-JT, the Group has adopted the equity method to account for its investment in HK-JT. The Group recognized share of loss in HK-JT of $1 during the year ended December 31 2012.
[8]	In August 2010, iSoftStone Wuxi sold 45% of its equity interest in Wuxi iCarnegie Enterprise Management Company Limited and its subsidiary, Wuxi iCarnegie Training School ("Wuxi iCarnegie") to a third party investor at a cash consideration of $664. After the completion of the sale, the Group holds 20% equity interest in Wuxi iCarnegie. As a result, the Group has deconsolidated Wuxi iCarnegie from the date of disposal. As the Group continues to have the ability to exercise significant influence over the operating and financial decisions of Wuxi iCarnegie, the Group has adopted the equity method to account for its investment in Wuxi iCarnegie. The gain on deconsolidation of Wuxi iCarnegie is computed as follows: Amounts Fair value of consideration received (cash proceeds) $ 664 Fair value of retained noncontrolling interest in Wuxi iCarnegie 288 Carrying value of noncontrolling interest in Wuxi iCarnegie (67) Carrying value of Wuxi iCarnegie at the date of disposal 194 Gain on deconsolidation of Wuxi iCarnegie $ 1,079 The initial carrying amount the equity method investment as of the date of deconsolidation was $288. From the date of deconsolidation to December 31, 2010, the Group recognized share of loss in Wuxi iCarnegie at $202, together with the impact of exchange loss amount of $4, resulted in a carrying amount of $82 as of December 31, 2010. In April 2011, the Group injected additional capital of $311 to Wuxi iCarnegie. During the year ended December 31, 2011 and 2012, the Group recognized share of loss in Wuxi iCarnegie of $393 and nil, respectively.
[9]	In June 2011, iSoftStone Holding invested a total of $1,530 to acquire 23.4% of total equity in the form of series B preferred shares of Dynomedia to expand its service lines to e-Publishing market for both domestic Chinese and global clients. The Group determined and applied the cost method to account for the investment as the investment in preferred shares is not in-substance common stock.